SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF CASH BY CURRENCY DENOMINATION
Currency	For the years ended September 30,
	2025	2024
Singapore dollar	$11,228	$6,592
US dollar	2,599,705	317,060
RMB	-	86
Total	$2,610,933	$323,738

SCHEDULE OF ESTIMATED USEFUL LIFE
Useful life
Electronic equipment	3 years

SCHEDULE OF REVENUES

The following table disaggregates the Company’s revenue by major sources:

	For the years ended September 30,
	2025	2024	2023
By revenue type
Software development services	$1,496,161	$2,123,203	$581,920
Maintenance and other similar services	179,078	90,584	333
Total	$1,675,239	$2,213,787	$582,253

SCHEDULE OF REVENUE BY RECOGNITION

The following table summarizes the Company’s revenues recognized at a point in time or over time:

	For the years ended September 30,
	2025	2024	2023
Timing of revenue recognition
At a point in time	$1,496,161	$2,123,203	$581,920
Over time	179,078	90,584	333
Total	$1,675,239	$2,213,787	$582,253

SCHEDULE OF CONTRACT LIABILITIES

Amount
September 30, 2022	$1,111,771
Addition	800,328
Recognized as revenue within the fiscal year ended September 30, 2023	(546,190)
Foreign currency translation adjustments	53,687
September 30, 2023	$1,419,596
Addition	841,528
Recognized as revenue within the fiscal year ended September 30, 2024	(2,160,788)
Foreign currency translation adjustments	32,156
September 30, 2024	$132,492
Recognized as revenue within the fiscal year ended September 30, 2025	(129,219)
Foreign currency translation adjustments	(3,273)
September 30, 2025	$-

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2025	September 30, 2024	September 30, 2023
RMB Balance sheet items, except for equity accounts	Not applicable *	US$1=RMB 7.0176	US$1=RMB 7.2960
RMB Items in the statements of operations and cash flows	US$1=RMB 7.1896	US$1=RMB 7.2043	US$1=RMB 7.0533
SGD Balance sheet items, except for equity accounts	US$1=SGD 1.2903	US$1=SGD 1.2831	US$1=SGD 1.3656
SGD Items in the statements of operations and cash flows	US$1= SGD 1.3156	US$1= SGD 1.3406	US$1= SGD 1.3518

* The PRC entity was disposed on January 10, 2025.

SCHEDULE OF CONCENTRATIONS

Major customers that make up 10% or more of revenue are as below:

	For the years ended September 30,
	2025	2024	2023
Customer A	84.9%	75.9%	12.5%
Customer B	*	23.2%	*
Customer C	12.1%	*	*
Customer D	*	*	40.9%
Customer E	*	*	46.5%

*	Represented the percentage less than 10%

Major customers that make up 10% or more of accounts receivable are as below:

	As of September 30,
	2025	2024	2023
Customer A	91.8%	14.7%	70.8%

(b)	Significant suppliers

Major suppliers that make up 10% or more of purchase are as below:

	For the years ended September 30,
	2025	2024	2023
Supplier A	88.2%	63.1%	47.3%
Supplier B	*	*	15.0%

Major suppliers that make up 10% or more of accounts payable are as below:

	As of September 30,
	2025	2024	2023
Supplier C	56.3%	*	*
Supplier D	19.4%	*	*
Supplier E	11.2%	*	12.6%
Supplier F	*	50.4%	35.2%
Supplier G	*	16.2%	*
Supplier H	*	*	18.6%
Supplier I	*	*	12.8%

*	Represented the percentage less than 10%